OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
OTHER LIABILITIES
Schedule of other liabilities

Other liabilities	December 31, 2023	December 31, 2022
In millions of COP
Payables	4,746,323	3,629,433
Suppliers(1)	1,653,424	2,333,289
Advances to obligations	1,199,509	1,082,447
Dividends(2)	870,846	769,181
Collection services	820,393	1,032,613
Deposits delivered as security(3)	795,628	655,176
Bonuses and short-term benefits(4)	734,916	640,458
Security contributions	524,741	473,247
Provisions(5)	401,111	417,242
Salaries and other labor obligations(6)	396,734	359,673
Deferred interests	217,507	96,939
Advances in leasing operations and loans	186,547	282,173
Liabilities from contracts with customers(7)	60,128	56,856
Other	40,774	50,484
Total	12,648,581	11,879,211
(1)	The decrease corresponds mainly to cancellations of supplier invoices for purchases and imports of leasing assets.
(2)	This relates to the last installment pending payment January 2, 2024. See Consolidated Statement of Changes in Equity, distribution of dividends.
(3)	The variation is generated by the valuation of current operations with international counterparties. For more information See Note 5.2. Derivative financial instruments.
(4)	For further information, see Note 19. Employee benefit plans (Bonuses and short-term benefits).
(5)	See Note 21. Provisions and contingent liabilities.
(6)	For more information related to other employee benefits, see Note 19. Employee benefits.
(7)	See Note 25.3. Fees and commissions.